Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Net interest paid (received) in cash, included in operations	$ (554)	$ 4,151
Taxes paid	3,082	3,182
Patents acquired under deferred financing arrangement	$ 48,509